Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩) [1]
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		₩ 3,663,051		₩ 4,264,566		₩ 2,243,558
Total deferred income tax liabilities		(5,568,792)		(5,638,051)		₩ (3,961,201)
Total deferred income tax liabilities (assets)		(1,905,741)		(1,373,485)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(3,388,826)		(4,076,194)
Offsetting Of Deferred Income Tax Liabilities		3,388,826		4,076,194
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax assets		274,225		188,372	[1]			$ 212,418	₩ 159,093
Total net deferred income tax liabilities		(2,179,966)		(1,561,857)	[1]			$ (1,688,626)	₩ (1,876,736)
Total net deferred income tax liabilities (assets)		₩ (1,905,741)		₩ (1,373,485)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Tax rate		26.40%		26.50%	[2]	27.50%	[3]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised [Abstract]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		₩ 2,948,424
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		85,346
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures [Abstract]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		1,220,925
Taxable Temporary Differences Associated With Business Combination		65,288
Other provisions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		317,698		₩ 195,191
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		317,698		195,191
Allowances for credit losses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		29,768		2,139
Total deferred income tax liabilities		0		(12,259)
Total deferred income tax liabilities (assets)		29,768		(10,120)
Impairment losses of property and equipment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		8,516		6,088
Total deferred income tax liabilities		(1,407)		(1,476)
Total deferred income tax liabilities (assets)		7,109		4,612
Share based payments
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		24,326		21,406
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		24,326		21,406
Provisions for acceptances and guarantees
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		48,917		39,787
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		48,917		39,787
Gains or losses on valuation of derivatives
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		238,875		135,985
Total deferred income tax liabilities		(184,469)		(207,778)
Total deferred income tax liabilities (assets)		54,406		(71,793)
Gains or losses on fair value hedge
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(57,146)		(93,833)
Total deferred income tax liabilities (assets)		(57,146)		(93,833)
Present value discount
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		14,471		20,247
Total deferred income tax liabilities		(13)		(2,571)
Total deferred income tax liabilities (assets)		14,458		17,676
Accrued interest
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		146		0
Total deferred income tax liabilities		(213,708)		(168,068)
Total deferred income tax liabilities (assets)		(213,562)		(168,068)
Deferred loan origination fees and costs
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		14,593		13,675
Total deferred income tax liabilities		(179,868)		(185,723)
Total deferred income tax liabilities (assets)		(165,275)		(172,048)
Advanced depreciation provision
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(4,003)		(4,018)
Total deferred income tax liabilities (assets)		(4,003)		(4,018)
Gains or losses on revaluation
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		313		315
Total deferred income tax liabilities		(290,547)		(292,373)
Total deferred income tax liabilities (assets)		(290,234)		(292,058)
Investments in subsidiaries and others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		56,338		48,694
Total deferred income tax liabilities		(216,908)		(203,131)
Total deferred income tax liabilities (assets)		(160,570)		(154,437)
Gains or losses on valuation of security investment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		912,706		2,084,855
Total deferred income tax liabilities		(354,353)		(46,552)
Total deferred income tax liabilities (assets)		558,353		2,038,303
Defined benefit liabilities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		575,599		497,982
Total deferred income tax liabilities		(26)		(799)
Total deferred income tax liabilities (assets)		575,573		497,183
Accrued expenses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		323,229		268,529
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		323,229		268,529
Retirement insurance expense
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(627,556)		(583,156)
Total deferred income tax liabilities (assets)		(627,556)		(583,156)
Adjustments to the prepaid contributions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(33,005)		(27,986)
Total deferred income tax liabilities (assets)		(33,005)		(27,986)
Derivative linked securities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		5,735		10,103
Total deferred income tax liabilities		(262,523)		(283,840)
Total deferred income tax liabilities (assets)		(256,788)		(273,737)
Others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets	[4]	1,091,821		919,570
Total deferred income tax liabilities	[4]	(3,143,260)		(3,524,488)
Total deferred income tax liabilities (assets)	[4]	(2,051,439)		(2,604,918)
Deductible temporary differences
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		3,663,051		4,264,566
The changes in cumulative temporary differences
Beginning		15,246,863		7,631,217
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ 12,774,854		₩ 15,246,863		₩ 7,631,217
Tax rate		26.40%	[2]	26.50%	[3]
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		₩ 739,371		₩ 649,447
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		710,907		642,294
Increase		1,174,261		732,218
Ending		1,202,725		739,371		649,447
Deductible temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		748		100,116
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		275		99,650
Increase		112,684		282
Ending		113,157		748		100,116
Deductible temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		22,975		33,445
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		19,765		22,725
Increase		27,564		12,255
Ending		30,774		22,975		33,445
Deductible temporary differences | Share based payments
The changes in cumulative temporary differences
Beginning		80,777		85,308
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		71,512		74,120
Increase		82,881		69,589
Ending		92,146		80,777		85,308
Deductible temporary differences | Provisions for acceptances and guarantees
The changes in cumulative temporary differences
Beginning		150,140		120,332
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		150,140		120,332
Increase		185,290		150,140
Ending		185,290		150,140		120,332
Deductible temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		513,151		149,817
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		513,151		149,817
Increase		904,830		513,151
Ending		904,830		513,151		149,817
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		76,399		51,832
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		76,398		51,831
Increase		54,814		76,398
Ending		54,815		76,399		51,832
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		51,605		38,086
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		12,445		19,556
Increase		16,118		33,075
Ending		55,278		51,605		38,086
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		1,324,236		520,362
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		26,849		59,444
Increase		1,815,232		863,318
Ending		3,112,619		1,324,236		520,362
Deductible temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		7,811,132		853,110
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		7,807,818		853,110
Increase		3,453,142		7,811,132
Ending		3,456,456		7,811,132		853,110
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		2,027,346		2,376,629
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		310,440		467,589
Increase		457,821		118,306
Ending		2,174,727		2,027,346		2,376,629
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		1,013,323		1,026,651
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		1,027,723		1,026,591
Increase		1,240,097		1,013,263
Ending		1,225,697		1,013,323		1,026,651
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		38,123		8,147
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		38,123		8,147
Increase		21,725		38,123
Ending		21,725		38,123		8,147
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning	[5]	2,650,802		2,102,362
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease	[5]	1,209,861		1,215,486
Increase	[5]	1,737,848		1,763,926
Ending	[5]	3,178,789		2,650,802		2,102,362
Deductible temporary differences | Gross temporary difference unused tax losses and unused tax credits
The changes in cumulative temporary differences
Beginning		16,500,128		8,115,644
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		11,975,407		4,810,692
Increase		11,284,307		13,195,176
Ending		15,809,028		16,500,128		8,115,644
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		3,880		404
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		404		3,880		404
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		1,154,111		378,432
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		2,948,424		1,154,111		378,432
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		95,274		105,591
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		85,346		95,274		105,591
Taxable temporary differences
Deferred tax assets and liabilities [abstract]
Total deferred income tax liabilities		(5,568,792)		(5,638,051)
The changes in cumulative temporary differences
Beginning		(21,032,801)		(14,224,845)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ (20,661,211)		₩ (21,032,801)		(14,224,845)
Tax rate		26.40%	[2]	26.50%	[3]
Taxable temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		₩ (46,262)		₩ (10,939)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(46,262)		(10,939)
Increase		0		(46,262)
Ending		0		(46,262)		(10,939)
Taxable temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		(3,448)		(3,731)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(160)		(283)
Increase		0		0
Ending		(3,288)		(3,448)		(3,731)
Taxable temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		(755,541)		(506,476)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(756,668)		(498,609)
Increase		(699,872)		(747,674)
Ending		(698,745)		(755,541)		(506,476)
Taxable temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		(354,085)		(53,243)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(354,085)		(53,243)
Increase		(216,460)		(354,085)
Ending		(216,460)		(354,085)		(53,243)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(9,703)		(21,469)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(9,703)		(21,469)
Increase		(2,745)		(9,703)
Ending		(2,745)		(9,703)		(21,469)
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(634,218)		(512,188)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(576,037)		(475,840)
Increase		(751,320)		(597,870)
Ending		(809,501)		(634,218)		(512,188)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(690,979)		(802,237)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(690,979)		(802,237)
Increase		(666,878)		(690,979)
Ending		(666,878)		(690,979)		(802,237)
Taxable temporary differences | Advanced depreciation provision
The changes in cumulative temporary differences
Beginning		(15,163)		(6,192)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(9,097)		(126)
Increase		(9,097)		(9,097)
Ending		(15,163)		(15,163)		(6,192)
Taxable temporary differences | Gains or losses on revaluation
The changes in cumulative temporary differences
Beginning		(1,103,292)		(1,158,322)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(40,475)		(92,944)
Increase		(37,738)		(37,914)
Ending		(1,100,555)		(1,103,292)		(1,158,322)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(1,311,712)		(964,530)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(153,737)		(87,129)
Increase		(976,380)		(434,311)
Ending		(2,134,355)		(1,311,712)		(964,530)
Taxable temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		(117,696)		(3,447,751)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(100,797)		(3,444,020)
Increase		(1,265,976)		(113,965)
Ending		(1,282,875)		(117,696)		(3,447,751)
Taxable temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		(3,014)		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(2,917)		0
Increase		0		(3,014)
Ending		(97)		(3,014)		0
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(2,193,624)		(2,080,645)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(104,668)		(324,513)
Increase		(282,579)		(437,492)
Ending		(2,371,535)		(2,193,624)		(2,080,645)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(105,608)		(106,446)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(105,608)		(106,446)
Increase		(125,019)		(105,608)
Ending		(125,019)		(105,608)		(106,446)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(1,071,093)		(170,526)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(1,071,093)		(170,526)
Increase		(994,405)		(1,071,093)
Ending		(994,405)		(1,071,093)		(170,526)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning	[5]	(13,178,298)		(4,780,197)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease	[5]	(10,755,666)		(1,561,172)
Increase	[5]	(9,038,329)		(9,959,273)
Ending	[5]	(11,460,961)		(13,178,298)		(4,780,197)
Taxable temporary differences | Goodwill from merger
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(65,288)		(65,288)		(65,288)
Taxable temporary differences | Gross temporary difference unused tax losses and unused tax credits
The changes in cumulative temporary differences
Beginning		(21,659,024)		(14,690,180)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(14,777,952)		(7,649,496)
Increase		(15,066,798)		(14,618,340)
Ending		(21,947,870)		(21,659,024)		(14,690,180)
Taxable temporary differences | Goodwill arising from the merger
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0		0
Increase		0		0
Ending		(65,288)		(65,288)		(65,288)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(560,489)		(399,601)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(1,220,925)		(560,489)		(399,601)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(446)		(446)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ (446)		₩ (446)		₩ (446)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	The rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2023.
[3]	The corporate tax rate was changed due to the amendment of corporate tax law in 2022. Accordingly, the rate of 26.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2022.
[4]	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd.
[5]	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd.